Income taxes	12 Months Ended
Dec. 31, 2021
Income taxes
Income taxes

4. Income taxes

The Company is incorporated in Guernsey and qualifies for exemption from income tax in Guernsey under the Income Tax (Exempt Bodies) (Guernsey) Ordinance, 1989, as amended. This exemption is applied for annually and has been granted for the year ended December 31, 2021.

In certain cases, a subsidiary of the Company may elect to make use of transaction structures that are subject to income tax in a jurisdiction related to the capital provision asset. The Company’s subsidiaries in Ireland, Singapore, the United Kingdom and the United States are subject to taxation in such jurisdictions as determined in accordance with relevant tax legislation.

The table below sets forth domestic and foreign income (loss) before income taxes for the years ended December 31, 2021, 2020 and 2019:

($ in thousands)	2021	2020	2019
Domestic	15,035	22,711	39,158
Foreign	(74,478)	187,528	170,530
Income (loss) before income taxes	(59,443)	210,239	209,688

The table below sets forth a reconciliation of the tax charge based on the domestic Guernsey statutory rate to the effective income tax expense (benefit) on pre-tax income (loss) for the years ended December 31, 2021, 2020 and 2019:

($ in thousands)	2021	2020	2019
Statutory rate	-	-	-
Foreign rate differential	(9,433)	41,362	(3,604)
Compensation	5,554	1,451	-
Valuation allowance	14,971	(7,810)	12,979
Non-deductible interest	-	-	-
Withholding tax	49	238	534
Non-deductible taxes	-	415	78
Prior period adjustments	1,763	(670)	2,334
Impairment	(39)	955	693
Non-taxable Income	(15,541)	-	-
Other, net	(339)	996	403
(Benefit from)/provision for income taxes	(3,015)	36,937	13,417

The table below sets forth an analysis for the foreign tax differential for the years ended December 31, 2021, 2020 and 2019:

($ in thousands)	2021	2020	2019
US subsidiaries at statutory tax rate	(23,703)	45,700	(4,051)
Singapore subsidiaries at statutory tax rate	140	8	(335)
Irish subsidiaries at statutory tax rate	584	(936)	2,588
UK Subsidiaries at statutory tax rate	13,535	(3,410)	(1,806)
Other	11	-	-
Total	(9,433)	41,362	(3,604)

The tables below set forth the (benefit from)/provision for income taxes for the years ended December 31, 2021, 2020 and 2019:

(S in thousands)	2021	2020	2019

Current
Domestic (Guernsey)	50	239	424
Foreign - US federal & state	(984)	2,151	(83)
Foreign - other	(952)	45	3,671
Total current (benefit from)/provision for income taxes	(1,886)	2,435	4,012

Deferred
Domestic (Guernsey)	-	-	-
Foreign - US federal & state	(2,753)	34,499	9,476
Foreign - other	1,624	3	(71)
Total deferred income tax (benefit from)/provision for	(1,129)	34,502	9,405

(Benefit from)/provision for income taxes	(3,015)	36,937	13,417

The tables below set forth the tax effect of temporary differences and carryforwards that comprise significant portions of deferred tax assets and liabilities for the years ended December 31, 2021 and 2020:

($ in thousands)	2021	2020
Deferred tax assets:
Compensation and benefit accruals not currently deductible	8,602	6,945
Net operating loss carryforwards	3,177	1,164
Non-deductible and excess interest	17,237	4,605
Unrealized loss	6,530	1,469
Acquisition costs	515	567
Capital lease	164	836
Other	1,003	948
Total deferred tax assets	37,228	16,534

Deferred tax liabilities:
Compensation and benefit accruals not currently deductible	40	-
Depreciation and amortization	(405)	(541)
Goodwill	(7,952)	(5,493)
Unrealized gain	(31,005)	(27,805)
Total deferred tax liabilities	(39,322)	(33,839)
Net deferred tax position	(2,094)	(17,305)
Valuation allowance	(20,717)	(7,181)
Net deferred tax liabilities	(22,811)	(24,486)

The valuation allowances at December 31, 2021 and 2020, were primarily related to net operating losses and other deferred tax assets of consolidated foreign subsidiaries.

At December 31, 2021, the Group had US federal net operating loss carryforwards of $21 million, which had an indefinite carryforward period, US state net operating loss carryforwards of $31 million which will begin to expire in fiscal 2038 and foreign net operating loss carryforwards of $8 million which have indefinite carryforward periods. Cash taxes paid for the year were $1 million.

At December 31, 2021 and 2020, gross deferred tax assets were $37 million and $17 million, respectively. The Group has recorded valuation allowances of $21 million and $7 million at December 31, 2021 and 2020, respectively, primarily related to foreign and state net operating loss carryforwards and other deferred tax assets. The Group has performed an assessment of positive and negative evidence, including the nature, frequency and severity of cumulative financial reporting losses in recent years, the future reversal of existing temporary differences, predictability of future taxable income exclusive of reversing temporary differences of the character necessary to realize the asset, relevant carryforward periods, taxable income in carry-back years if carry-back is permitted under tax law, and prudent and feasible tax planning strategies that would be implemented, if necessary, to protect against the loss of deferred tax assets that would otherwise expire. Although realization is not assured, based on the Group’s assessment, the Group has concluded that it is more likely than not that the remaining gross deferred tax assets will be realized and, accordingly, no additional valuation allowance has been provided.